SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Item $ / shares	Dec. 31, 2023 USD ($) Item $ / shares	Dec. 31, 2022 USD ($) Item	Sep. 12, 2023 $ / shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Realized and unrealized foreign currency transaction losses	$ 9,900,000		$ 33,400,000
Realized and unrealized foreign currency transaction (gains)	(14,800,000)
Receivables, Long-Term Contracts or Programs		$ 4,700,000	$ 28,200,000
Other Current Assets [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	1,300,000	1,000,000
Other Assets [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	2,000,000	100,000
Other Current Liabilities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Foreign Currency Contracts, Liability, Fair Value Disclosure	2,200,000	2,200,000
Other Liabilities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Foreign Currency Contracts, Liability, Fair Value Disclosure	$ 0	$ 1,200,000
Revenue Benchmark [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Number of customers that accounted for more than 10% | Item		1	1
Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Number of customers that accounted for more than 10% | Item	0	0
Restricted Stock Units (RSUs) [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Vesting period	3 years
Performance Stock Units (PSUs) [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Vesting period	3 years
Variable Interest Entity, Primary Beneficiary [Member] | TKO OpCo [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Variable interest entity owned	47.50%
Common Class A [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Common stock, par value | $ / shares	$ 0.00001	$ 0.00001		$ 0.00001
Common Class A [Member] | WWE [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Common stock, par value | $ / shares	0.01
Common Class B [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Common stock, par value | $ / shares	$ 0.00001	$ 0.00001		$ 0.00001
UFC Segment [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Number of customers that accounted for more than 10% | Item	1
WWE Segment [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Number of customers that accounted for more than 10% | Item	1
Licensing Agreements [Member] | UFC Segment [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	3 years
Impairment charge	$ 0	$ 0	$ 0